Supplement to the
Fidelity® Large Cap Growth Fund,
Fidelity Large Cap
Value Fund,
Fidelity Mid Cap Growth Fund, and Fidelity Mid Cap Value Fund
March 31, 2008
Prospectus

For each of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value, the following information replaces similar information found in the last bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section beginning on page 3.

  Using fundamental analysis of factors including each issuer's financial condition, its industry position, and market and economic conditions, along with quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

For each of Large Cap Growth, Large Cap Value, Mid Cap Growth, and Mid Cap Value, the following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section beginning on page 3.

LMC-08-02 July 23, 2008
1.766529.119

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

For Large Cap Growth and Mid Cap Growth, the following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12. For Large Cap Value and Mid Cap Value, the following information replaces the information found in the sixth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to the programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information supplements the information found under the heading "Principal Investment Risks" beginning on page 15.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Supplement to the
Fidelity Advisor Large Cap Growth Fund
Class A, Class T, Class B, and Class C
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the seventh paragraph under the heading "Principle Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

ALCG-08-01 July 23, 2008
1.847518.103

Supplement to the
Fidelity Advisor Large Cap Growth Fund
Institutional Class
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the seventh paragraph under the heading "Principle Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

ALCGI-08-01 July 23, 2008
1.850949.102

Supplement to the
Fidelity Advisor Large Cap Value Fund
Class A, Class T, Class B, and Class C
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the sixth paragraph under the heading "Principle Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

ALCV-08-01 July 23, 2008
1.847519.102

Supplement to the
Fidelity Advisor Large Cap Value Fund
Institutional Class
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the sixth paragraph under the heading "Principle Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

ALCVI-08-01 July 23, 2008
1.855556.101

Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Class A, Class T, Class B, and Class C
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

AMCG-08-02 July 23, 2008
1.847512.103

Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Institutional Class
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

AMCGI-08-02 July 23, 2008
1.855557.102

Supplement to the
Fidelity Advisor
Mid Cap Value Fund
Class A, Class T, Class B, and Class C
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the sixth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

AMCV-08-01 July 23, 2008
1.847513.102

Supplement to the
Fidelity Advisor
Mid Cap Value Fund
Institutional Class
March 31, 2008
Prospectus

The following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

The following information replaces the information found in the sixth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

AMCVI-08-01 July 23, 2008
1.855558.101